TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 61.7%
	Aerospace — 3.8%
3,745	L3Harris Technologies Inc.	$741,023
2,287	Northrop Grumman Corp.	786,659
2,142	The Boeing Co.	697,778

		2,225,460

	Banking — 6.5%
39,047	Bank of America Corp.	1,375,235
9,778	JPMorgan Chase & Co.	1,363,053
20,892	Wells Fargo & Co.	1,123,990

		3,862,278

	Business Services — 1.3%
5,501	Equifax Inc.	770,800

	Computer Software and Services — 5.3%
6,909	Activision Blizzard Inc.	410,533
566	Alphabet Inc., Cl. A†	758,095
1,408	Apple Inc.	413,459
1,677	CACI International Inc., Cl. A†	419,233
7,324	Microsoft Corp.	1,154,995

		3,156,315

	Consumer Products — 1.3%
11,008	Colgate-Palmolive Co.	757,791

	Diversified Industrial — 1.9%
6,426	Honeywell International Inc.	1,137,402

	Energy and Energy Services — 1.5%
10,410	EOG Resources Inc.	871,942

	Energy: Integrated — 4.8%
10,729	CMS Energy Corp.	674,210
5,191	DTE Energy Co.	674,155
2,983	NextEra Energy Inc.	722,363
8,066	WEC Energy Group Inc.	743,927

		2,814,655

	Energy: Oil — 3.1%
9,475	Chevron Corp.	1,141,832
10,896	ConocoPhillips	708,567

		1,850,399

	Entertainment — 1.7%
7,024	The Walt Disney Co.	1,015,881

	Financial Services — 6.2%
14,330	American International Group Inc.	735,559
5,697	Assurant Inc.	746,763
4,879	Chubb Ltd.	759,465
14,970	The Charles Schwab Corp.	711,973
12,401	U.S. Bancorp	735,255

		3,689,015

	Food and Beverage — 3.8%
12,816	General Mills Inc.	686,425
18,297	Hormel Foods Corp.	825,378
5,157	PepsiCo Inc.	704,807

		2,216,610

	Health Care — 7.9%
8,740	Abbott Laboratories	759,156
3,670	Becton, Dickinson and Co.	998,130
8,037	Johnson & Johnson	1,172,357
8,269	Medtronic plc	938,118
2,635	UnitedHealth Group Inc.	774,637

		4,642,398

Shares		Market Value

	Real Estate — 3.1%
2,683	Crown Castle International Corp., REIT	$381,388
3,474	Public Storage, REIT	739,823
19,020	STORE Capital Corp., REIT	708,305

		1,829,516

	Retail — 4.3%
4,529	Advance Auto Parts Inc.	725,365
15,971	CVS Health Corp.	1,186,486
2,933	The Home Depot Inc.	640,509

		2,552,360

	Semiconductors — 0.7%
14,632	Marvell Technology Group Ltd.	388,626

	Telecommunications — 3.2%
31,645	AT&T Inc.	1,236,687
4,145	Motorola Solutions Inc.	667,925

		1,904,612

	Transportation — 1.3%
4,390	Union Pacific Corp.	793,668

	TOTAL COMMON STOCKS	36,479,728

Principal Amount
	CORPORATE BONDS — 20.1%
	Aerospace — 1.0%
$ 595,000	Northrop Grumman Corp., 2.550%, 10/15/22	604,217

	Banking — 3.4%
750,000	Fifth Third Bancorp, 2.375%, 01/28/25	751,843
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	634,993
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	619,817

		2,006,653

	Computer Software and Services — 0.5%
300,000	Apple Inc., 3.450%, 02/09/45	316,771

	Consumer Products — 0.9%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	505,219

	Diversified Industrial — 0.9%
510,000	Cabot Corp., 4.000%, 07/01/29	535,981

	Energy: Oil — 1.0%
595,000	Halliburton Co., 3.250%, 11/15/21	607,332

	Financial Services — 6.5%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	632,314
600,000	Ford Motor Credit Co. LLC, 3.470%, 04/05/21	605,711
760,000	General Motors Financial Co. Inc., 2.650%, 04/13/20	760,984
525,000	KKR Group Finance Co. VI LLC, 3.750%, 07/01/29	560,276

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TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Financial Services (Continued)
$ 800,000	Morgan Stanley,
	3.591%, (3 Month USD LIBOR plus 1.34%) 07/22/28(a)	$851,299
400,000	The PNC Financial Services Group Inc., STEP, 2.854%, 11/09/22	409,757

		3,820,341

	Health Care — 3.3%
500,000	Abbott Laboratories, 2.550%, 03/15/22	508,359
600,000	Aetna Inc., 3.500%, 11/15/24	628,543
800,000	CVS Health Corp., 3.250%, 08/15/29	814,709

		1,951,611

	Retail — 1.0%
600,000	Macy’s Retail Holdings Inc., 3.450%, 01/15/21	605,675

	Transportation — 1.6%
875,000	AP Moller - Maersk A/S, 4.500%, 06/20/29	934,969

	TOTAL CORPORATE BONDS	11,888,769

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
	Federal National Mortgage Association — 1.9%
1,100,000	2.625%, 09/06/24	1,145,679

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 15.4%
	U.S. Treasury Bonds — 5.8%
$ 900,000	2.500%, 02/15/45	$920,848
1,000,000	2.500%, 05/15/46	1,023,887
1,000,000	2.250%, 08/15/46	974,688
500,000	2.750%, 08/15/47	537,744

		3,457,167

	U.S. Treasury Inflation Indexed Notes — 1.5%
815,328	0.875%, 01/15/29	866,077

	U.S. Treasury Notes — 8.1%
725,000	1.500%, 02/28/23	722,635
1,000,000	2.250%, 11/15/24	1,026,484
500,000	2.000%, 02/15/25	507,383
950,000	2.250%, 08/15/27	977,350
950,000	2.250%, 11/15/27	977,238
545,000	2.625%, 02/15/29	578,115

		4,789,205

	TOTAL U.S. GOVERNMENT OBLIGATIONS	9,112,449

Shares
	SHORT TERM INVESTMENT — 0.9%
	Other Investment Companies — 0.9%
547,180	Dreyfus Treasury Securities Cash Management, 1.440%*	547,180

	TOTAL INVESTMENTS — 100.0% (Cost $50,399,388)	$59,173,805

*	1 day yield as of December 31, 2019.

(a)

The interest rates for these floating rate notes, which will change periodically, are based either on the prime rate or an index of market rates. The reflected rates are in effect as of December 31, 2019. The maturity dates reflected are the final maturity dates.

†	Non-income producing security.

MTN	Medium Term Note REIT Real Estate Investment Trust
STEP	Step coupon security. The rate disclosed is that in effect at December 31, 2019.

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